Related party transactions (Details) (USD $)	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Gross premiums written	$ 126,403,000	$ 162,277,000	$ 45,425,000	$ 98,215,000	$ 96,020,000	$ 27,895,000	$ 41,651,000	$ 28,178,000	$ 92,650,000	$ 0	$ 359,498,000	$ 239,660,000	$ 401,937,000	$ 190,374,000	$ 0
Narragansett Bay Insurance Company
Related Party Transaction [Line Items]
Gross premiums written											5,300,000	4,600,000	4,700,000	9,000,000
Pine Brook Road Partners, LLC
Related Party Transaction [Line Items]
Ownership percentage	12.00%	12.00%									12.00%		12.00%
Cayman Holdco
Related Party Transaction [Line Items]
Ownership percentage						10.00%								10.00%
Ownership percentage	10.50%	10.00%									10.50%		10.00%
Estimated fair value of investment	66,800,000	29,300,000				91,300,000					66,800,000		29,300,000	91,300,000
Third Point Loan L.L.C | Investments in Securities and Derivative Contract
Related Party Transaction [Line Items]
Estimated fair value of investment	55,200,000	147,200,000				43,700,000					55,200,000		147,200,000	43,700,000
Third Point Hellenic Recovery US Feeder Fund, L.P.
Related Party Transaction [Line Items]
Ownership percentage	2.00%	2.00%									2.00%		2.00%
Committed capital	11,400,000	11,400,000									11,400,000		11,400,000
Committed capital, amount called											1,600,000		4,300,000
Estimated fair value of investment	$ 6,800,000	$ 5,300,000									$ 6,800,000		$ 5,300,000